                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  12/31/03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Rd.
                 -------------------------------
                 PO Box 220
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

Form 13F File Number: 28-3476
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth B. Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Elizabeth B. Kirker            Rockland, DE           1/27/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                        --------------------

Form 13F Information Table Entry Total:            47
                                        --------------------

Form 13F Information Table Value Total:  $130,503,046
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                                   GREENVILLE CAPITAL MANAGEMENT
                                            13F REPORT
                                 For Month Ended December 31, 2003


COMMON STOCK                                  CLASS          CUSIP               VALUE          QUANTITY          DISCRETION
1-800-Flowers.com, Inc.                      Common        68243Q106           $  3,583,882     324,040                X
ASV, Inc.                                    Common         01963107           $  2,398,900      64,400                X
Aaron Rents, Inc.                            Common       0021535201           $  3,210,836     159,505                X
America Service Group, Inc.                  Common        02364L109           $  2,576,961      83,440                X
Anteon International Corp.                   Common        03674e108           $  1,975,360      54,795                X
Argonaut Group, Inc.                         Common        040157109           $  1,853,844     119,295                X
Asta Funding                                 Common        046220109           $  2,374,210      69,320                X
August Technology Corp.                      Common        02364L109           $  1,747,749      93,965                X
Bentley Pharmaceuticals, Inc.                Common        082657107           $  1,579,774     118,780                X
Casual Male Retail Group, Inc.               Common        148711104           $  1,672,956     241,060                X
Conn's Inc.                                  Common        208242107           $  2,283,141     141,810                X
Coventry Health Care, Inc.                   Common        222862104           $  5,811,516      90,115                X
Ebookers Plc, Adr                            Common        278725106           $  1,243,139      85,030                X
Elk Corp                                     Common        287456107           $  4,256,648     159,425                X
Epicor Software Corp                         Common        29426l108           $  4,697,722     368,160                X
Esco Electronics, Inc.                       Common        296315104           $  1,331,107      30,495                X
FMC Corp New                                 Common        302491303           $      3,413         100                X
Finish Line, Inc.                            Common        317923100           $  3,746,550     125,010                X
Gevity HR, Inc.                              Common        374393106           $  3,031,646     136,315                X
Given Imaging Ltd.                           Common        M52020100           $  2,663,601     148,390                X
Haverty Furniture, Inc.                      Common        419596101           $  1,765,058      88,875                X
Immucor, Inc.                                Common        452526106           $  2,157,833     105,828                X
Integrated Circuit Systems, Inc.             Common        45811k208           $  3,166,635     111,110                X
J.B. Hunt Transportation Systems             Common        445658107           $  3,036,869     112,435                X
Jeffries Group, Inc.                         Common        472319102           $  1,319,314      39,955                X
K-Swiss Inc.                                 Common        482686102           $  6,468,199     268,390                X
Keystone Automotive Industries, Inc.         Common        49338n109           $  2,845,986     112,135                X
Lionbridge Technologies, Inc.                Common        536252109           $  3,432,720     357,575                X
MICROS Systems, Inc.                         Common        594901100           $  2,327,998      53,690                X
Marten Trasport, Ltd.                        Common        573075108           $  2,591,730     167,749                X
Matrix Service Corp.                         Common        576853105           $  3,647,173     201,390                X
Merit Medical Systems, Inc.                  Common        589889104           $  4,050,407     181,959                X
Mobility Electronics, Inc                    Common        607410101           $  1,206,588     134,950                X
Modem Media, Inc.                            Common        607533106           $    990,939     121,290                X
Omnivision Technologies, Inc                 Common        682128103           $  5,430,523      98,290                X
Peet's Coffee & Tea Inc.                     Common        705560100           $  2,827,036     161,915                X
Per-se Technologies, Inc.                    Common        713569309           $  3,736,657     244,210                X
Richardson Electronics, Ltd                  Common        763165107           $  1,445,120     117,585                X
S M & A Corp.                                Common        78465D105           $  2,638,818     225,540                X
SI International                             Common        78427V102           $  3,538,256     180,800                X
Scientific Games Corporation                 Common        80874p109           $  2,709,006     159,635                X
Select Medical Inc.                          Common        816196109           $  4,891,407     300,455                X
TBC Corp                                     Common        872180104           $  2,485,503      96,300                X
Taro Pharmaceutical Industries, LTD          Common        m8737e108           $  2,966,033      45,985                X
The Providence Service Corporation           Common        743815102           $  2,469,913     151,250                X
Vitran Corporation Inc.                      Common        92850E107           $  2,096,606     148,170                X
Yellow Corporation                           Common        985509108           $  2,217,764      61,315                X
                                        47                                     $130,503,046